Investment Portfolioas of March 31, 2023 (Unaudited)
DWS CROCI® U.S. VIP
	Shares	Value ($)

Common Stocks 98.3%
Communication Services 10.9%
Interactive Media & Services 5.7%
Alphabet, Inc. "A"*	68,035	7,057,271
Media 5.2%
Comcast Corp. "A"	14,943	566,489
Fox Corp. "A"	142,522	4,852,874
TEGNA, Inc.	57,269	968,419
		6,387,782
Consumer Discretionary 11.6%
Broadline Retail 0.5%
eBay, Inc.	14,643	649,710
Hotels, Restaurants & Leisure 1.4%
Boyd Gaming Corp.	27,050	1,734,446
Household Durables 5.7%
D.R. Horton, Inc.	49,336	4,819,634
Garmin Ltd.	18,947	1,912,131
Whirlpool Corp.	2,216	292,556
		7,024,321
Specialty Retail 2.7%
AutoNation, Inc.*	10,140	1,362,410
Lowe’s Companies, Inc.	4,577	915,263
Signet Jewelers Ltd.	13,241	1,029,885
		3,307,558
Textiles, Apparel & Luxury Goods 1.3%
Capri Holdings Ltd.*	15,482	727,654
Tapestry, Inc.	18,670	804,864
		1,532,518
Consumer Staples 2.0%
Consumer Staples Distribution & Retail 1.0%
Kroger Co.	24,455	1,207,343
Tobacco 1.0%
Altria Group, Inc.	28,130	1,255,161
Energy 6.6%
Oil, Gas & Consumable Fuels
ConocoPhillips	4,910	487,121
Coterra Energy, Inc.	40,016	981,993
Exxon Mobil Corp.	17,048	1,869,484
Marathon Petroleum Corp.	10,630	1,433,243
Phillips 66	4,991	505,987

Pioneer Natural Resources Co.	8,721	1,781,177
Valero Energy Corp.	7,435	1,037,926
		8,096,931
Financials 8.8%
Banks 2.1%
Bank of America Corp.	11,521	329,501
JPMorgan Chase & Co.	16,923	2,205,236
		2,534,737
Capital Markets 0.6%
State Street Corp.	9,856	746,001
Consumer Finance 4.8%
Discover Financial Services	31,039	3,067,894
Synchrony Financial	99,936	2,906,139
		5,974,033
Financial Services 1.3%
Fidelity National Information Services, Inc.	7,502	407,584
Global Payments, Inc.	11,538	1,214,259
		1,621,843
Health Care 24.3%
Biotechnology 6.4%
AbbVie, Inc.	6,054	964,826
Gilead Sciences, Inc.	30,248	2,509,676
Regeneron Pharmaceuticals, Inc.*	3,624	2,977,732
Vertex Pharmaceuticals, Inc.*	4,394	1,384,418
		7,836,652
Health Care Equipment & Supplies 3.4%
Hologic, Inc.*	28,942	2,335,619
Medtronic PLC	23,103	1,862,564
		4,198,183
Health Care Providers & Services 1.8%
HCA Healthcare, Inc.	1,855	489,127
Laboratory Corp. of America Holdings	7,841	1,798,882
		2,288,009
Pharmaceuticals 12.7%
Bristol-Myers Squibb Co.	75,209	5,212,736
Johnson & Johnson	14,187	2,198,985
Merck & Co., Inc.	16,335	1,737,881
Pfizer, Inc.	137,888	5,625,830
Viatris, Inc.	91,070	876,093
		15,651,525
Industrials 4.7%
Air Freight & Logistics 2.9%
C.H. Robinson Worldwide, Inc.	3,824	379,991
Expeditors International of Washington, Inc.	28,390	3,126,307
		3,506,298
Professional Services 1.8%
ManpowerGroup, Inc.	20,341	1,678,742
SS&C Technologies Holdings, Inc.	10,038	566,846
		2,245,588

Information Technology 23.0%
Communications Equipment 2.5%
Cisco Systems, Inc.	57,285	2,994,573
IT Services 4.1%
Cognizant Technology Solutions Corp. "A"	83,317	5,076,505
Semiconductors & Semiconductor Equipment 7.1%
Applied Materials, Inc.	9,119	1,120,087
Broadcom, Inc.	1,205	773,056
KLA Corp.	4,235	1,690,485
Lam Research Corp.	1,432	759,132
QUALCOMM, Inc.	34,671	4,423,326
		8,766,086
Software 4.8%
Microsoft Corp.	20,551	5,924,853
Technology Hardware, Storage & Peripherals 4.5%
Apple, Inc.	29,474	4,860,263
Hewlett Packard Enterprise Co.	22,925	365,195
HP, Inc.	12,094	354,959
		5,580,417
Materials 6.4%
Chemicals 4.5%
Albemarle Corp.	2,440	539,338
LyondellBasell Industries NV "A"	32,330	3,035,464
Olin Corp.	23,779	1,319,734
The Mosaic Co.	15,598	715,636
		5,610,172
Containers & Packaging 0.3%
Westrock Co.	12,172	370,881
Metals & Mining 1.6%
Nucor Corp.	12,667	1,956,671
Total Common Stocks (Cost $116,774,751)		121,136,068

Cash Equivalents 1.8%
DWS Central Cash Management Government Fund, 4.78% (a) (Cost $2,235,992)	2,235,992	2,235,992

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $119,010,743)	100.1	123,372,060
Other Assets and Liabilities, Net	(0.1)	(74,443)
Net Assets	100.0	123,297,617
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2023 are as follows:
Value ($) at 12/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2023	Value ($) at 3/31/2023
Cash Equivalents 1.8%
DWS Central Cash Management Government Fund, 4.78% (a)
1,132,870	3,171,035	2,067,913	—	—	9,112	—	2,235,992	2,235,992

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$121,136,068	$—	$—	$121,136,068
Short-Term Investments	2,235,992	—	—	2,235,992
Total	$123,372,060	$—	$—	$123,372,060

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS2CUS-PH1
R-080548-2 (1/25)